Operating Lease (Tables)	6 Months Ended
Jun. 30, 2024
Operating Lease [Abstract]
Schedule of Operating Lease
	June 30, 2023	June 30, 2024
	RM	RM	USD
Short-term leases	149,951	269,160	57,059